EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.1%

Argentina — 4.1%
Consumer Discretionary — 4.1%
Despegar.com* (A)	58,997	$510,324
MercadoLibre*	38,578	45,846,481

Total Argentina		46,356,805
Brazil — 2.4%
Communication Services — 0.0%
Infracommerce CXAAS*	183,200	476,434

Consumer Discretionary — 0.8%
Afya, Cl A*	29,427	416,392
Americanas*	417,131	2,237,538
Arco Platform, Cl A* (A)	25,681	480,748
CVC Brasil Operadora e Agencia de Viagens*	219,775	527,197
GRUPO DE MODA SOMA*	482,600	1,120,925
Magazine Luiza*	2,795,100	3,844,800

		8,627,600
Financials — 0.8%
XP, Cl A*	326,959	9,377,184

Information Technology — 0.8%
Locaweb Servicos de Internet*	422,900	988,999
Pagseguro Digital, Cl A*	198,843	5,082,427
StoneCo, Cl A*	204,990	3,197,844

		9,269,270
Total Brazil		27,750,488
China — 52.0%
Communication Services — 18.5%
Autohome ADR	2,974	101,622
Baidu ADR*	273,832	41,030,987
Bilibili ADR* (A)	229,508	15,149,823
DouYu International Holdings ADR*	287,750	799,945
Hello Group ADR*	138,497	1,602,410
iQIYI ADR* (A)	196,745	1,227,689
JOYY ADR	34,154	1,748,685
Kingsoft	833,000	3,611,588
NetEase ADR	384,365	41,407,641
Qutoutiao ADR* (A)	164,954	98,972
Sohu.com ADR*	18,248	307,844
So-Young International ADR* (A)	76,755	278,621
Tencent Holdings	1,554,792	91,622,010
Tencent Music Entertainment Group ADR*	520,319	3,741,094
Weibo ADR*	28,493	1,134,306
XD* (A)	117,600	702,959

Description	Shares	Fair Value

China — continued
Communication Services — continued
Zhihu ADR* (A)	493,321	$3,606,176

		208,172,372
Consumer Discretionary — 25.6%
Alibaba Group Holding ADR*	647,486	82,573,890
Baozun ADR*	40,985	565,183
Dada Nexus ADR*	199,525	3,605,417
JD.com ADR*	914,664	76,932,389
Pinduoduo ADR*	801,419	53,294,363
Prosus	709,349	56,625,280
Trip.com Group ADR*	351,835	9,675,462
Uxin ADR* (A)	265,178	586,043
Vipshop Holdings ADR*	394,693	3,856,151
Youdao ADR* (A)	13,245	210,066

		287,924,244
Financials — 1.8%
360 DigiTech ADR	53,382	1,242,733
FinVolution Group ADR	77,656	455,841
Futu Holdings ADR* (A)	47,323	2,247,369
LexinFintech Holdings ADR*	60,574	254,411
Lufax Holding ADR* (A)	2,320,065	14,802,014
Qudian ADR* (A)	147,527	206,538
Up Fintech Holding ADR* (A)	128,985	779,070

		19,987,976
Health Care — 0.2%
Ping An Healthcare and Technology*	470,700	1,775,121

Industrials — 3.1%
51job ADR*	49,892	2,878,768
DiDi Global ADR* (A)	4,171,953	31,832,001

		34,710,769
Information Technology — 1.5%
Agora ADR*	53,601	1,120,261
Kingdee International Software Group* (A)	2,730,000	8,281,906
Kingsoft Cloud Holdings ADR* (A)	189,253	3,270,292
OneConnect Financial Technology ADR* (A)	346,983	888,277
Tuya ADR* (A)	403,509	2,352,457
Vnet Group ADR*	43,479	422,616

		16,335,809
Real Estate — 1.3%
KE Holdings ADR*	728,158	14,570,442
Phoenix Tree Holdings ADR* (A)	179,833	—

		14,570,442
Total China		583,476,733

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2021 (Unaudited) (continued)

Description	Shares	Fair Value

Egypt — 0.1%
Information Technology — 0.1%
Fawry for Banking & Payment Technology Services SAE*	1,436,755	$1,185,018

Germany — 1.9%
Consumer Discretionary — 1.9%
Delivery Hero*	150,901	19,991,724
Jumia Technologies ADR*	78,314	926,455

Total Germany		20,918,179
Hong Kong — 9.4%
Communication Services — 1.2%
Alibaba Pictures Group*	12,620,000	1,295,048
China Literature*	343,600	2,410,888
Crazy Sports Group* (A)	3,394,000	145,846
Kuaishou Technology, Cl B*	764,600	8,331,711
Meitu*	2,112,000	441,589
NetDragon Websoft	216,000	492,631

		13,117,713
Consumer Discretionary — 7.3%
HengTen Networks Group* (A)	7,200,799	3,048,114
JD Health International*	476,300	4,154,569
Koolearn Technology Holding* (A)	231,000	240,605
Maoyan Entertainment*	501,200	564,472
Meituan, Cl B*	2,368,200	72,298,928
Tongcheng-Elong Holdings*	1,065,600	2,208,880

		82,515,568
Financials — 0.3%
ZhongAn Online P&C Insurance, Cl H*	861,500	2,939,500

Health Care — 0.3%
Alibaba Health Information Technology*	3,990,000	3,679,919

Information Technology — 0.3%
China Youzan*	13,872,000	1,245,586
Weimob* (A)	1,567,000	1,901,501
Yeahka*	158,800	573,410

		3,720,497
Total Hong Kong		105,973,197
India — 8.5%
Communication Services — 0.6%
Affle India*	52,716	805,900
Info Edge India	67,911	5,245,690
Just Dial*	13,926	121,114
Nazara Technologies*	19,907	593,747

		6,766,451

Description	Shares	Fair Value

India — continued
Consumer Discretionary — 0.1%
MakeMyTrip*	47,639	$1,160,010

Energy — 6.4%
Reliance Industries	2,232,878	71,467,546

Industrials — 0.1%
IndiaMart InterMesh	13,420	1,332,116

Information Technology — 1.3%
One 97 Communications*	639,291	14,457,789
Route Mobile	18,864	455,407

		14,913,196
Total India		95,639,319
Japan — 0.8%
Communication Services — 0.8%
Nexon	455,300	9,038,233

Poland — 0.6%
Communication Services — 0.3%
CD Projekt(A)	67,691	2,990,888

Consumer Discretionary — 0.3%
Allegro.eu*	380,595	3,622,107

Total Poland		6,612,995
Russia — 2.9%
Communication Services — 2.2%
VK GDR*	144,171	2,419,189
Yandex, Cl A*	309,093	22,236,151

		24,655,340
Consumer Discretionary — 0.6%
Ozon Holdings ADR* (A)	156,777	6,316,545

Industrials — 0.1%
HeadHunter Group ADR	23,324	1,281,654

Information Technology — 0.0%
QIWI ADR(A)	44,016	376,777

Total Russia		32,630,316
South Africa — 1.9%
Communication Services — 0.2%
MultiChoice Group	332,698	2,554,033

Consumer Discretionary — 1.7%
Naspers, Cl N	126,892	19,466,791

Total South Africa		22,020,824
South Korea — 9.2%
Communication Services — 7.5%
AfreecaTV	7,357	1,264,049
Com2uSCorp	7,612	994,513
Kakao	262,648	26,974,540

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2021 (Unaudited) (concluded)

Description	Shares	Fair Value

South Korea — continued
Communication Services — contnued
Kakao Games*	32,222	$2,674,543
NAVER	122,385	39,253,039
NCSoft	13,956	8,000,704
Netmarble	16,482	1,623,364
NHN*	8,327	633,690
Pearl Abyss*	27,236	3,019,599
Webzen*	14,043	287,858

		84,725,899
Consumer Discretionary — 1.6%
CJ ENM	10,449	1,194,524
Coupang, Cl A* (A)	620,482	16,442,773
Modetour Network*	13,389	217,533

		17,854,830
Information Technology — 0.1%
Cafe24*	13,735	278,654
Danal*	52,356	641,283
Kginicis	15,038	203,815

		1,123,752
Total South Korea		103,704,481
Taiwan — 5.0%
Communication Services — 4.6%
Sea ADR*	179,536	51,718,935

Consumer Discretionary — 0.4%
momo.com	58,900	3,770,685
PChome Online	100,000	487,331

		4,258,016
Total Taiwan		55,976,951
United Arab Emirates — 0.1%
Communication Services — 0.1%
Yalla Group ADR* (A)	115,608	827,753

United Kingdom — 1.2%
Financials — 1.2%
Kaspi.KZ JSC GDR	27,413	3,536,277
TCS Group Holding GDR	108,045	10,344,228

Total United Kingdom		13,880,505
United States — 0.0%
Consumer Discretionary — 0.0%
17 Education & Technology Group ADR* (A)	36,645	70,725

Total Common Stock
(Cost $1,138,235,433)		1,126,062,522

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 7.6%
United States — 7.6%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%, (B) (C)	86,053,536	$86,053,536

Total Short-Term Investment
(Cost $86,053,536)		86,053,536
Total Investments in Securities- 107.7%
(Cost $1,224,288,969)		$1,212,116,058

Percentages are based on net assets of $1,125,056,539.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $80,855,085.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2021 was $86,053,536.
(C)	The rate shown is the 7-day effective yield as of November 30, 2021.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of November 30, 2021, all of the Fund's investments were considered level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

EMQ-QH-001-1500

FMQQ The Next Frontier Internet & Ecommerce ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.2%

Argentina — 6.9%
Consumer Discretionary — 6.9%
Despegar.com*	1,911	$16,530
MercadoLibre*	506	601,335

Total Argentina		617,865
Brazil — 10.1%
Communication Services — 0.2%
Infracommerce CXAAS*	5,934	15,432

Consumer Discretionary — 3.1%
Afya, Cl A*	953	13,485
Americanas*	13,509	72,464
Arco Platform, Cl A*	832	15,575
CVC Brasil Operadora e Agencia de Viagens*	7,115	17,068
GRUPO DE MODA SOMA*	15,622	36,285
Magazine Luiza*	90,511	124,502

		279,379
Financials — 3.4%
XP, Cl A*	10,588	303,664

Information Technology — 3.4%
Locaweb Servicos de Internet*	13,693	32,022
Pagseguro Digital, Cl A*	6,439	164,581
StoneCo, Cl A*	6,638	103,553

		300,156
Total Brazil		898,631
Egypt — 0.4%
Information Technology — 0.4%
Fawry for Banking & Payment Technology Services SAE*	46,510	38,361

Germany — 5.3%
Consumer Discretionary — 5.3%
Delivery Hero*	3,391	449,248
Jumia Technologies ADR*	2,535	29,989

Total Germany		479,237
India — 17.7%
Communication Services — 2.4%
Affle India*	1,706	26,081
Info Edge India	2,199	169,859
Just Dial*	451	3,922
Nazara Technologies*	644	19,208

		219,070
Consumer Discretionary — 1.0%
MakeMyTrip*	1,543	37,572

Description	Shares	Fair Value

India — continued
Consumer Discretionary — continued
Zomato*	25,403	$51,565

		89,137
Energy — 8.4%
Reliance Industries	23,421	749,634

Industrials — 0.5%
IndiaMart InterMesh	434	43,080

Information Technology — 5.4%
One 97 Communications*	20,701	468,160
Route Mobile	610	14,726

		482,886
Total India		1,583,807
Indonesia — 0.3%
Consumer Discretionary — 0.3%
Bukalapak.com*	771,200	29,346

Japan — 3.3%
Communication Services — 3.3%
Nexon	14,700	291,812

Poland — 2.4%
Communication Services — 1.1%
CD Projekt	2,192	96,852

Consumer Discretionary — 1.3%
Allegro.eu*	12,325	117,297

Total Poland		214,149
Russia — 9.0%
Communication Services — 6.1%
VK GDR*	4,669	78,346
Yandex, Cl A*	6,551	471,279

		549,625
Consumer Discretionary — 2.3%
Ozon Holdings ADR*	5,076	204,512

Industrials — 0.5%
HeadHunter Group ADR	755	41,487

Information Technology — 0.1%
QIWI ADR	1,425	12,198

Total Russia		807,822
South Africa — 0.9%
Communication Services — 0.9%
MultiChoice Group	10,774	82,709

FMQQ The Next Frontier Internet & Ecommerce ETF

Schedule of Investments

November 30, 2021 (Unaudited) (concluded)

Description	Shares	Fair Value

South Korea — 30.5%
Communication Services — 22.6%
AfreecaTV	238	$40,892
Com2uSCorp	246	32,140
Kakao	5,549	569,895
Kakao Games*	1,043	86,573
Krafton*	633	268,035
NAVER	1,839	589,830
NCSoft	452	259,123
Netmarble	534	52,595
NHN*	270	20,547
Pearl Abyss*	882	97,786
Webzen*	454	9,306

		2,026,722
Consumer Discretionary — 5.2%
CJ ENM	338	38,640
Coupang, Cl A*	16,005	424,133
Modetour Network*	433	7,035

		469,808
Financials — 2.3%
KakaoBank*	3,682	203,333

Information Technology — 0.4%
Cafe24*	444	9,008
Danal*	1,694	20,749
Kginicis	487	6,600

		36,357
Total South Korea		2,736,220
Taiwan — 7.1%
Communication Services — 7.1%
Sea ADR*	2,197	632,890

United Arab Emirates — 0.3%
Communication Services — 0.3%
Yalla Group ADR*	3,742	26,793

United Kingdom — 5.0%
Financials — 5.0%
Kaspi.KZ JSC GDR	887	114,423
TCS Group Holding GDR	3,499	334,994

Total United Kingdom		449,417
United States — 1.0%
Communication Services — 0.3%
VTEX, Cl A*	1,730	25,016

Consumer Discretionary — 0.1%
D-MARKET Elektronik Hizmetler ve Ticaret ADR*	5,079	12,444

Description	Shares	Fair Value

United States — continued
Information Technology — 0.6%
Dlocal, Cl A*	1,677	$55,676

Total United States		93,136

Total Common Stock
(Cost $9,606,502)		8,982,195
Total Investments in Securities- 100.2%
(Cost $9,606,502)		$8,982,195

Percentages are based on net assets of $8,959,905.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of November 30, 2021, all of the Fund's investments were considered level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

FMQ-QH-001-0100